PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for U.S. Treasury Obligations, which covers the six-month reporting period from October 1, 1997 through March 31, 1998. The report begins with an investment review from the fund's portfolio manager and follows with the fund's portfolio of investments and financial statements.

This money market mutual fund offers a high-quality approach to daily investment income along with daily liquidity and stability of principal*--all through a portfolio of short-term U.S. Treasury obligations. At the end of the reporting period, more than 81% of fund assets were invested in repurchase agreements backed by U.S. Treasury obligations because of the yield advantage of these securities. The remaining assets were invested in direct U.S. Treasury obligations.

Dividends paid to shareholders during the six-month reporting period totaled $49.8 million, or $0.03 per share. At the end of the reporting period, the fund's net assets reached $1.8 billion.

Thank you for selecting Trust for U.S. Treasury Obligations as your quality cash investment. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
May 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Trust for U.S. Treasury Obligations, which is rated AAAm* by Standard & Poor's and Aaa* by Moody's Investors Service, Inc., is invested in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. Recently, the fund has been managed within an average maturity range of 35-45 days.

The Federal Reserve Board (the "Fed") kept monetary policy on hold over the fourth quarter of last year and the first quarter of this year, in spite of continued robust growth in the U.S. economy. A friendly inflation picture coupled with crises in various Asian economies provided a counterbalance to the above-trend growth. As the risks to the Fed appeared to be more symmetrical, Fed officials appeared to be content to sit on the sidelines until the impact of the Asian turmoil on the domestic economy became more clear.

Movements in interest rates on short-term Treasury securities were driven by both economic and technical factors over the reporting period. The yield on the three-month Treasury bill, for example, began the reporting period at 5.1% but was driven downward to below 5% in early October 1997, as the alarming declines in the overseas markets resulted in a flight-to-quality to Treasuries. The yield rose to 5.2% by early November 1997, as the immediate crisis subsided, and then climbed steadily to 5.4% as overseas investors--primarily Japanese--sold their Treasury holdings to help meet liquidity needs back home. Early in January 1998, the pendulum swung back again, as growing speculation that the impact on the domestic economy from the troubles in Asia might be so great that the Fed might actually have to ease monetary policy gripped the market. The yield on the three-month Treasury bill fell again to 5% as a result. These fears were replaced by fears of the need for tighter monetary policy as the Asian impact was slow to materialize and growth continued above 3%. The yield rose to 5.3% in mid-February 1998, as a result, and then traded down to end the reporting period at 5.1% as supply issues and quarter-end window-dressing took center stage.

The fund was targeted in a 35-45 day average maturity target range over the reporting period, essentially a neutral stance for the portfolio. Once an average maturity range is established, the fund maximizes performance through ongoing relative value analysis. The fund's structure remained barbelled over the reporting period, as a yield advantage continued to exist for repurchase agreements relative to other short-term investments. The fund combines a significant percentage in these repurchase agreements--primarily on an overnight basis--with purchases of securities with 6- to 12-month maturities. This portfolio structure continues to provide a competitive yield.

With continued improvement in the Federal budget, less supply of short-term U.S. Treasury securities should keep this sector well-bid in the near term, with much of the curve trading below rates offered on repurchase agreements. The shape of the curve could steepen, however, if anticipation of a tightening by the Fed should strengthen. The second quarter should shed more light on whether or not the Asian crisis will have a sufficient influence on the domestic economy to curb its growth to the 2 - 21U2% pace thought to be non-inflationary. We will likely continue in our neutral stance until the picture is more in focus; however, changing economic and market developments are continuously monitored to best serve our clients attracted to the short term U.S. government market.

* An AAAm rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure, and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's Investors Service, Inc., are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

                          PORTFOLIO OF INVESTMENTS
                      TRUST FOR U.S. TREASURY OBLIGATIONS
                          MARCH 31, 1998 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                          VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS--18.8%
 $          24,000,000 (a)U.S. Treasury Bills, 5.330%-5.625%, 5/28/1998-6/25/1998  $     23,734,752
           321,000,000 U.S. Treasury Notes, 4.750%-8.250%, 7/15/1998- 3/31/1999         321,574,826
                           Total Short-Term U.S. Treasury Obligations                   345,309,578
 (B)REPURCHASE AGREEMENTS--81.4%
            80,000,000 ABN AMRO Chicago Corp., 5.970%, dated 3/31/1998, due              80,000,000
                       4/1/1998
            80,000,000 BA Securities, Inc., 5.950%, dated 3/31/1998, due 4/1/1998        80,000,000
            98,995,000 BT Securities Corp., 5.970%, dated 3/31/1998, due 4/1/1998        98,995,000
           110,200,000 Barclays de Zoete Wedd Securities, Inc., 5.950%, dated           110,200,000
                       3/31/1998, due 4/1/1998
            80,000,000 Bear, Stearns and Co., 5.930%, dated 3/31/1998, due               80,000,000
                       4/1/1998
            80,000,000 CIBC Wood Gundy Securities Corp., 5.930%, dated 3/31/1998,        80,000,000
                       due 4/1/1998
            80,000,000 Credit Suisse First Boston, Inc., 5.970%, dated 3/31/1998,        80,000,000
                       due 4/1/1998
            80,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.930%,          80,000,000
                       dated 3/31/1998, due 4/1/1998
            80,000,000 First Union Capital Markets, 5.950%, dated 3/31/1998, due         80,000,000
                       4/1/1998
            45,000,000 (c)Goldman Sachs Group, LP, 5.440%, dated 1/30/1998, due          45,000,000
                       4/30/1998
            80,000,000 Greenwich Capital Markets, Inc., 5.950%, dated 3/31/1998,         80,000,000
                       due 4/1/1998
            80,000,000 Morgan Stanley Group, Inc., 5.950%, dated 3/31/1998, due          80,000,000
                       4/1/1998
            80,000,000 Salomon Smith Barney Holdings, Inc., 5.950%, dated                80,000,000
                       3/31/1998, due 4/1/1998
            80,000,000 Societe Generale, New York, 5.950%, dated 3/31/1998, due          80,000,000
                       4/1/1998
            60,000,000 Swiss Bank Capital Markets, 5.850%, dated 3/31/1998, due          60,000,000
                       4/1/1998
            25,000,000 UBS Securities, Inc., 5.900%, dated 3/31/1998, due                25,000,000
                       4/1/1998
           115,000,000 UBS Securities, Inc., 5.950%, dated 3/31/1998, due               115,000,000
                       4/1/1998
            80,000,000 UBS Securities, Inc., 5.950%, dated 3/31/1998, due                80,000,000
                       4/1/1998
            80,000,000 Westdeutsche Landesbank Girozentrale, 5.930%, dated               80,000,000
                       3/31/1998, due 4/1/1998
                           Total Repurchase Agreements (at amortized cost)            1,494,195,000
                           Total Investments (at amortized cost)(d)                 $ 1,839,504,578

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($1,835,087,788) at March 31, 1998.

The following acronym is used throughout this portfolio:

LP --Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                    TRUST FOR U.S. TREASURY OBLIGATIONS

                         MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                       $ 1,839,504,578
 Cash                                                                                        39,548
 Income receivable                                                                        4,204,612
 Receivable for shares sold                                                                     325
   Total assets                                                                       1,843,749,063
 LIABILITIES:
 Income distribution payable                                          $ 8,445,331
 Accrued expenses                                                         215,944
   Total liabilities                                                                      8,661,275
 Net Assets for 1,835,087,788 shares outstanding                                    $ 1,835,087,788
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $1,835,087,788 / 1,835,087,788 shares outstanding                                            $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                    TRUST FOR U.S. TREASURY OBLIGATIONS

                 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 54,255,450
 EXPENSES:
 Investment advisory fee                                                $   3,846,672
 Administrative personnel and services fee                                    725,409
 Custodian fees                                                                74,935
 Transfer and dividend disbursing agent fees and                               26,366
 expenses
 Directors'/Trustees' fees                                                     14,924
 Auditing fees                                                                  6,462
 Legal fees                                                                    34,944
 Portfolio accounting fees                                                     67,840
 Shareholder services fee                                                   2,404,170
 Share registration costs                                                      10,920
 Printing and postage                                                           8,464
 Insurance premiums                                                            12,434
 Taxes                                                                         34,944
 Miscellaneous                                                                 13,108
   Total expenses                                                           7,281,592
 Waivers--
   Waiver of investment advisory fee                    $   (984,885)
   Waiver of shareholder services fee                     (1,923,336)
     Total waivers                                                         (2,908,221)
       Net expenses                                                                       4,373,371
         Net investment income                                                         $ 49,882,079

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                     TRUST FOR U.S. TREASURY OBLIGATIONS

                                                                SIX MONTHS
                                                                   ENDED            YEAR ENDED
                                                                (UNAUDITED)       SEPTEMBER 30,
                                                              MARCH 31, 1998           1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                        $     49,882,079   $      122,829,265
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                          (49,882,079)        (122,829,265)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    4,189,305,164       10,154,245,628
 Net asset value of shares issued to shareholders in                 5,028,983           13,230,871
 payment of distributions declared
 Cost of shares redeemed                                        (4,156,409,447)     (11,031,251,972)
   Change in net assets resulting from share transactions           37,924,700         (863,775,473)
     Change in net assets                                           37,924,700         (863,775,473)
 NET ASSETS:
 Beginning of period                                             1,797,163,088        2,660,938,561
 End of period                                                $  1,835,087,788   $    1,797,163,088

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                           (UNAUDITED)
                                             MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                               1998         1997        1996        1995        1994        1993
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            0.03        0.05        0.05        0.05        0.03        0.03
LESS DISTRIBUTIONS
 Distributions from net investment income        (0.03)      (0.05)      (0.05)      (0.05)      (0.03)      (0.03)
NET ASSET VALUE, END OF PERIOD                  $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN(A)                                   2.61%       5.16%       5.18%       5.45%       3.31%       2.84%
RATIOS TO AVERAGE NET ASSETS
 Net expenses                                     0.45%*      0.45%       0.45%       0.45%       0.45%       0.45%
 Net investment income                            5.19%*      5.04%       5.06%       5.28%       3.21%       2.80%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)    $1,835,088  $1,797,163  $2,660,939  $3,031,247  $4,651,657  $4,689,657

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                    TRUST FOR U.S. TREASURY OBLIGATIONS

                         MARCH 31, 1998 (UNAUDITED)

ORGANIZATION

Trust for U.S. Treasury Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1998, capital paid-in aggregated $1,835,087,788. Transactions in shares were as follows:

                                                                   Six Months
                                                                      Ended            Year Ended
                                                                   (unaudited)        September 30,
                                                                  March 31, 1998          1997
 Shares sold                                                         4,189,305,164   10,154,245,628
 Shares issued to shareholders in payment of                             5,028,983       13,230,871
 distributions declared
 Shares redeemed                                                    (4,156,409,447) (11,031,251,972)
   Net change resulting from share transactions                         37,924,700    (863,775,473)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The adviser will waive to the extent of its advisory fee, if any, the amount, by which the Trust's aggregate annual operating expenses, exceed 0.45% of its average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 ISSUE

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. FLaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the FDIC, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors

Trust for U.S. Treasury Obligations

SEMI-ANNUAL REPORT TO SHAREHOLDERS MARCH 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-8400
www.federatedinvestors.com

Cusip 898334107
8042508 (5/98)
[Graphic]